Document and Entity Information	Jun. 10, 2020
Document And Entity Information [Line Items]
Entity Address, Country	CA
Amendment Flag	false
Entity Central Index Key	0000921582
Document Type	8-K
Document Period End Date	Jun. 10, 2020
Entity Registrant Name	IMAX Corporation
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-35066
Entity Tax Identification Number	98-0140269
Entity Address, Address Line One	2525 Speakman Drive
Entity Address, City or Town	Mississauga
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	L5K 1B1
City Area Code	905
Local Phone Number	403-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	IMAX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Other Address [Member]
Document And Entity Information [Line Items]
Entity Address, Country	US
Entity Address, Address Line One	902 Broadway, Floor 20
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010